AB Global Bond Fund

Portfolio of Investments

December 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 46.3%
Australia – 3.7%
Australia Government Bond
Series 144 3.75%, 04/21/2037(a)	AUD	38,230	$34,125,437
Series 145 2.75%, 06/21/2035(a)		74,428	59,709,818
Series 150 3.00%, 03/21/2047(a)		68,110	55,102,191
Series 156 2.75%, 05/21/2041(a)		73,280	57,151,899
Series 163 1.00%, 11/21/2031(a)		39,079	26,702,641
Series 164 0.50%, 09/21/2026(a)		40,635	28,438,019

			261,230,005

Austria – 0.4%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	24,925	29,647,353

Canada – 1.0%
Canadian Government Bond 2.00%, 12/01/2051	CAD	84,540	71,906,300

China – 4.1%
China Government Bond
Series 1827 3.25%, 11/22/2028	CNY	135,920	21,908,150
Series INBK 2.68%, 05/21/2030		393,240	60,727,224
3.01%, 05/13/2028		157,460	25,014,988
3.27%, 11/19/2030		371,440	60,220,242
3.39%, 03/16/2050		378,290	58,992,757
3.81%, 09/14/2050		365,210	61,189,973

			288,053,334

Germany – 3.4%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2050(a)	EUR	47,990	52,127,980
Series G Zero Coupon, 08/15/2031-08/15/2050(a)		162,325	186,457,384

			238,585,364

Ireland – 0.2%
Ireland Government Bond 1.35%, 03/18/2031(a)		12,884	16,333,892

Italy – 4.4%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(a)		103,585	115,012,295
0.95%, 09/15/2027(a)		154,880	180,077,284
1.50%, 04/30/2045(a)		14,316	15,297,808

			310,387,387

	Principal Amount (000)		U.S. $ Value

Japan – 10.3%
Japan Government Ten Year Bond
Series 359 0.10%, 06/20/2030	JPY	16,262,600	$142,722,001
Series 363 0.10%, 06/20/2031		17,948,700	156,728,275
Japan Government Thirty Year Bond
Series 65 0.40%, 12/20/2049		5,587,150	45,244,243
Series 68 0.60%, 09/20/2050		5,688,700	48,517,979
Japan Government Twenty Year Bond
Series 150 1.40%, 09/20/2034		6,281,600	62,732,972
Series 159 0.60%, 12/20/2036		4,022,550	36,497,501
Series 169 0.30%, 06/20/2039		1,984,250	16,954,448
Series 171 0.30%, 12/20/2039		2,820,950	24,013,948
Series 177 0.40%, 06/20/2041		6,763,300	58,061,970
Japan Government Two Year Bond Series 423 0.005%, 04/01/2023		15,274,950	132,954,757

			724,428,094

Malaysia – 0.4%
Malaysia Government Bond Series 310 4.498%, 04/15/2030	MYR	101,778	25,918,552

Spain – 1.4%
Spain Government Bond 1.00%, 07/30/2042(a)	EUR	59,068	65,183,210
1.20%, 10/31/2040(a)		28,366	32,654,742

			97,837,952

Thailand – 0.3%
Thailand Government Bond 2.00%, 12/17/2031	THB	663,490	19,956,401

United Kingdom – 1.7%
United Kingdom Gilt 1.25%, 07/31/2051(a)	GBP	14,189	19,683,303
1.50%, 07/31/2053(a)		5,241	7,837,170
1.75%, 09/07/2037(a)		61,155	89,744,917

			117,265,390

United States – 15.0%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	186,910	164,095,800
1.875%, 02/15/2051		105,457	104,814,366
2.00%, 08/15/2051		50,430	51,651,354

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Notes 0.125%, 08/15/2023(b)	U.S.$	105,710	$104,834,594
0.25%, 05/31/2025(b)		189,085	183,973,806
0.50%, 02/28/2026		29,655	28,820,953
0.625%, 07/31/2026(b)		36,525	35,537,686
1.25%, 08/15/2031		38,591	37,783,001
1.75%, 05/15/2023		118,905	120,855,779
2.125%, 05/31/2026(b)		152,910	158,906,947
2.625%, 12/31/2023		57,340	59,472,331

			1,050,746,617

Total Governments - Treasuries (cost $3,326,517,465)			3,252,296,641

CORPORATES - INVESTMENT GRADE – 20.8%
Financial Institutions – 10.6%
Banking – 6.6%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		220	240,202
AIB Group PLC 4.263%, 04/10/2025(a)		273	287,636
Australia & New Zealand Banking Group Ltd. 4.50%, 03/19/2024(a)		554	590,559
Banco Bilbao Vizcaya Argentaria SA 0.875%, 09/18/2023		400	398,400
1.125%, 09/18/2025		200	195,886
Banco de Credito del Peru 3.25%, 09/30/2031(a)		510	503,402
Banco Internacional del Peru SAA Interbank 3.25%, 10/04/2026(a)		440	448,470
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	490,162
Banco Santander SA 1.125%, 06/23/2027(a)	EUR	14,000	16,383,594
5.179%, 11/19/2025	U.S.$	600	666,984
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)		440	597,795
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	254,864
Bank Mandiri Persero Tbk PT 4.75%, 05/13/2025(a)		320	348,800
Bank of America Corp. 0.583%, 08/24/2028(a)	EUR	14,570	16,555,876
0.976%, 04/22/2025	U.S.$	35	34,718
1.53%, 12/06/2025		139	139,355
1.734%, 07/22/2027		46	45,653
1.776%, 05/04/2027(a)	EUR	6,912	8,320,492
1.898%, 07/23/2031	U.S.$	270	258,895
1.922%, 10/24/2031		673	644,987

	Principal Amount (000)		U.S. $ Value

3.824%, 01/20/2028	U.S.$	450	$487,643
4.00%, 01/22/2025		448	479,077
7.75%, 05/14/2038		201	315,201
Series B 8.05%, 06/15/2027		930	1,155,784
Series N 1.658%, 03/11/2027		748	742,756
2.651%, 03/11/2032		713	722,129
Bank of America NA 6.00%, 10/15/2036		250	341,645
Bank of New Zealand 3.50%, 02/20/2024(a)		505	529,973
Bbva Bancomer Sa/texas 1.875%, 09/18/2025(a)		600	595,612
BNP Paribas SA 1.675%, 06/30/2027(a)		541	531,991
2.219%, 06/09/2026(a)		475	479,949
4.375%, 05/12/2026(a)		348	378,655
4.625%, 03/13/2027(a)		344	380,499
6.75%, 03/14/2022(a) (c)		12,880	13,005,850
BPCE SA 4.50%, 03/15/2025(a)		8,251	8,895,065
5.15%, 07/21/2024(a)		260	281,566
5.70%, 10/22/2023(a)		435	467,683
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	14,600	16,534,766
Capital One Financial Corp. 3.75%, 07/28/2026	U.S.$	236	252,852
CBQ Finance Ltd. 2.00%, 05/12/2026(a)		450	446,766
Citigroup, Inc. 0.981%, 05/01/2025		662	657,247
1.50%, 07/24/2026(a)	EUR	21,745	25,820,161
1.678%, 05/15/2024	U.S.$	681	688,426
3.52%, 10/27/2028		175	187,650
5.95%, 01/30/2023(c)		1,384	1,426,562
Series P 5.95%, 05/15/2025(c)		2,793	2,983,679
Series W 4.00%, 12/10/2025(c)		232	233,529
Series Y 4.15%, 11/15/2026(c)		7,121	7,235,829
CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027(a)		290	293,589
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (c)	EUR	5,600	6,535,644
4.375%, 08/04/2025	U.S.$	570	618,710
4.375%, 06/29/2027(a) (c)	EUR	6,000	7,514,486
Credit Suisse Group AG 4.194%, 04/01/2031(a)	U.S.$	15,957	17,623,936
Danske Bank A/S 0.75%, 06/09/2029(a)	EUR	14,505	16,359,897
3.244%, 12/20/2025(a)	U.S.$	8,893	9,256,630
5.375%, 01/12/2024(a)		272	292,944

	Principal Amount (000)		U.S. $ Value

DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a) (c)	U.S.$	240	$244,080
Deutsche Bank AG/New York NY 2.222%, 09/18/2024		655	663,694
DNB Bank ASA 6.50%, 03/26/2022(a) (c)		15,753	15,942,648
Doha Finance Ltd. 2.375%, 03/31/2026(a)		590	593,503
Fifth Third Bancorp Series L 4.50%, 09/30/2025(c)		3,549	3,744,633
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)		480	500,850
Goldman Sachs Group, Inc. (The) 0.657%, 09/10/2024		670	664,785
0.673%, 03/08/2024		226	225,089
0.855%, 02/12/2026		671	657,932
1.25%, 05/01/2025(a)	EUR	8,945	10,448,562
2.383%, 07/21/2032	U.S.$	10,491	10,330,613
3.375%, 03/27/2025(a)	EUR	5,770	7,239,034
3.75%, 05/22/2025	U.S.$	140	149,441
3.85%, 07/08/2024		590	624,026
6.125%, 02/15/2033		198	260,492
6.75%, 10/01/2037		305	432,466
Series V 4.125%, 11/10/2026(c)		5,293	5,367,510
HSBC Holdings PLC 4.25%, 03/14/2024		306	323,417
6.375%, 03/30/2025(c)		15,211	16,446,894
ING Groep NV 6.50%, 04/16/2025(c)		226	246,190
6.75%, 04/16/2024(a) (c)		325	350,636
6.875%, 04/16/2022(a) (c) (d)		12,934	13,146,664
Intesa Sanpaolo SpA 3.375%, 01/12/2023(a)		820	838,789
Series XR 3.25%, 09/23/2024(a)		375	390,240
4.00%, 09/23/2029(a)		200	214,599
JPMorgan Chase & Co. 0.768%, 08/09/2025		563	554,664
0.969%, 06/23/2025		58	57,467
1.09%, 03/11/2027(a)	EUR	22,130	25,931,524
1.514%, 06/01/2024	U.S.$	505	508,604
1.578%, 04/22/2027		294	290,571
2.522%, 04/22/2031		206	208,388
2.58%, 04/22/2032		56	56,698
3.22%, 03/01/2025		270	280,877
3.375%, 05/01/2023		300	309,604
3.509%, 01/23/2029		115	123,330
3.96%, 01/29/2027		383	414,628
4.005%, 04/23/2029		199	219,855
4.452%, 12/05/2029		738	837,528

	Principal Amount (000)		U.S. $ Value

4.493%, 03/24/2031	U.S.$	222	$257,003
6.40%, 05/15/2038		128	186,378
Series I 3.599% (LIBOR 3 Month + 3.47%), 04/30/2022(c) (e)		3,046	3,054,021
Series V 3.534% (LIBOR 3 Month + 3.32%), 04/01/2022(c) (e)		1,487	1,487,722
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(c) (e)		2,490	2,493,419
Kookmin Bank 2.50%, 11/04/2030(a)		810	794,691
Lloyds Banking Group PLC 4.45%, 05/08/2025		281	305,558
4.582%, 12/10/2025		285	311,069
7.50%, 06/27/2024(c)		15,460	16,973,483
Mitsubishi UFJ Financial Group, Inc. 0.978%, 06/09/2024(a)	EUR	8,548	9,971,035
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)	U.S.$	687	729,986
Mizuho Financial Group, Inc. 1.241%, 07/10/2024		330	330,831
Morgan Stanley 0.406%, 10/29/2027	EUR	14,525	16,431,565
0.529%, 01/25/2024	U.S.$	476	474,383
0.791%, 01/22/2025		698	691,338
1.164%, 10/21/2025		139	137,785
2.188%, 04/28/2026		178	181,479
2.511%, 10/20/2032		139	138,865
3.125%, 07/27/2026		115	121,915
3.737%, 04/24/2024		270	279,444
7.25%, 04/01/2032		314	450,370
Series G 4.431%, 01/23/2030		275	313,150
Series GMTN 4.35%, 09/08/2026		700	775,336
Series H 3.734% (LIBOR 3 Month + 3.61%), 01/18/2022(c) (e)		705	705,261
Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029(a)		570	583,288
National Bank of Canada 2.10%, 02/01/2023		424	429,648
Nationwide Building Society 4.00%, 09/14/2026(a)		250	269,075
Natwest Group PLC 0.78%, 02/26/2030(a)	EUR	17,390	19,529,757
Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(c) (e)	U.S.$	20,500	20,350,609
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a) (c)		290	294,767
Nordea Bank Abp 6.125%, 09/23/2024(a) (c)		2,748	2,959,897

	Principal Amount (000)		U.S. $ Value

Oversea-Chinese Banking Corp. Ltd. 1.832%, 09/10/2030(a)	U.S.$	530	$523,062
Philippine National Bank 3.28%, 09/27/2024(a)		480	487,140
PNC Financial Services Group, Inc. (The) Series O 3.81% (LIBOR 3 Month + 3.68%), 02/01/2022(c) (e)		1,214	1,212,913
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	300,281
QNB Finance Ltd. 1.375%, 01/26/2026(a)		510	499,003
Regions Financial Corp. 2.25%, 05/18/2025		274	279,945
Santander Holdings USA, Inc. 4.40%, 07/13/2027		275	302,203
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	838,612
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	555,457
5.875%, 08/13/2023(a) (c)		230	241,687
Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)		350	397,425
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a) (c)		800	812,581
Societe Generale SA 4.25%, 04/14/2025-08/19/2026(a)		968	1,031,160
4.75%, 11/24/2025(a)		345	375,350
5.00%, 01/17/2024(a)		200	212,756
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (e)		12,300	11,844,407
2.819%, 01/30/2026(a)		480	492,846
4.30%, 02/19/2027(a)		433	463,318
Sumitomo Mitsui Financial Group, Inc. 4.436%, 04/02/2024(a)		790	838,455
UBS AG 5.125%, 05/15/2024(a)		456	488,046
UBS Group AG 4.125%, 09/24/2025(a)		210	227,369
5.75%, 02/19/2022(a) (c)	EUR	2,965	3,401,029
UniCredit SpA 2.569%, 09/22/2026(a)	U.S.$	16,190	16,208,350
3.127%, 06/03/2032(a)		9,962	9,842,051
United Overseas Bank Ltd. Series G 1.75%, 03/16/2031(a)		250	246,125
Woori Bank 5.125%, 08/06/2028(a)		210	244,689

			466,381,024

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.3%
BlackRock, Inc. 2.40%, 04/30/2030	U.S.$	347	$356,437
3.25%, 04/30/2029		432	470,324
Blackstone Private Credit Fund 3.25%, 03/15/2027(a)		139	139,171
Charles Schwab Corp. (The) 0.90%, 03/11/2026		674	658,640
Series I 4.00%, 06/01/2026(c)		17,210	17,604,612
CI Financial Corp. 3.20%, 12/17/2030		157	161,369
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)		770	748,248
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.625%, 10/15/2031		139	137,252
Raymond James Financial, Inc. 4.95%, 07/15/2046		350	448,799

			20,724,852

Finance – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.15%, 02/15/2024		300	309,310
3.30%, 01/30/2032		7,604	7,738,998
3.65%, 07/21/2027		822	867,249
4.625%, 10/15/2027		300	331,460
6.50%, 07/15/2025		198	226,475
Air Lease Corp. 2.10%, 09/01/2028		2,747	2,656,523
2.875%, 01/15/2026		1,977	2,038,985
3.25%, 03/01/2025		568	590,410
3.625%, 04/01/2027		827	870,427
4.625%, 10/01/2028		1,502	1,658,613
Aircastle Ltd. 2.85%, 01/26/2028(a)		9,362	9,430,878
4.25%, 06/15/2026		4,586	4,917,031
5.25%, 08/11/2025(a)		6,102	6,708,632
Ares Capital Corp. 2.875%, 06/15/2028		326	325,172
3.50%, 02/10/2023		455	465,578
4.20%, 06/10/2024		692	731,272
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		3,675	3,582,593
3.50%, 11/01/2027(a)		1,342	1,383,097
3.875%, 05/01/2023(a)		605	623,179
4.125%, 08/01/2025(a)		23	24,312
4.375%, 01/30/2024(a)		1,889	1,982,166
4.875%, 10/01/2025(a)		926	1,002,589
5.50%, 12/15/2024(a)		5,268	5,765,890
Avolon Holdings Funding Ltd. 2.528%, 11/18/2027(a)		470	457,774

	Principal Amount (000)		U.S. $ Value

Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	U.S.$	139	$135,027
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	659,447
CCBL Cayman 1 Corp. Ltd. 1.80%, 07/22/2026(a)		400	393,700
CDBL Funding 1 3.50%, 10/24/2027(a)		430	447,329
China Development Bank Financial Leasing Co., Ltd. 2.875%, 09/28/2030(a)		350	354,331
FS KKR Capital Corp. 1.65%, 10/12/2024		139	136,508
3.40%, 01/15/2026		729	743,070
Huarong Finance 2017 Co., Ltd. 4.25%, 11/07/2027(a)		530	535,300
Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)		260	258,619
3.375%, 02/24/2030(a)		570	544,350
ICBCIL Finance Co., Ltd. 3.625%, 05/19/2026(a)		230	242,909
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	838,057
KKR Group Finance Co. X LLC 3.25%, 12/15/2051(a)		139	138,611
Owl Rock Capital Corp. 3.40%, 07/15/2026		171	174,189
Owl Rock Technology Finance Corp. 2.50%, 01/15/2027		288	282,356
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		200	206,473
5.50%, 02/15/2024(a)		165	177,114
Power Finance Corp. Ltd. Series G 3.35%, 05/16/2031(a)		360	355,604
Prospect Capital Corp. 3.364%, 11/15/2026		666	662,963
Synchrony Financial 2.875%, 10/28/2031		9,262	9,238,310
3.70%, 08/04/2026		210	223,283
3.95%, 12/01/2027		1,313	1,411,727
4.25%, 08/15/2024		74	78,427
4.375%, 03/19/2024		45	47,543
4.50%, 07/23/2025		555	600,006

			73,573,866

Insurance – 1.2%
ACE Capital Trust II 9.70%, 04/01/2030		150	220,401
Aegon NV 5.50%, 04/11/2048		653	748,589
Allstate Corp. (The) Series B 5.75%, 08/15/2053		783	814,390

	Principal Amount (000)		U.S. $ Value

American International Group, Inc. Series A-9 5.75%, 04/01/2048	U.S.$	602	$677,287
Aon Corp. 8.205%, 01/01/2027		155	195,064
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)		331	372,519
Assicurazioni Generali SpA 5.00%, 06/08/2048(a)	EUR	4,780	6,518,973
Series E 5.50%, 10/27/2047(a)		7,099	9,821,214
Athene Global Funding 2.646%, 10/04/2031(a)	U.S.$	139	137,527
Athene Holding Ltd. 3.45%, 05/15/2052		139	139,866
3.50%, 01/15/2031		507	535,101
4.125%, 01/12/2028		605	662,333
AXA SA 5.125%, 01/17/2047(a)		704	782,478
8.60%, 12/15/2030		123	178,364
Brighthouse Financial Global Funding 1.20%, 12/15/2023(a)		139	139,107
Brighthouse Financial, Inc. 4.70%, 06/22/2047		635	697,274
Centene Corp. 2.45%, 07/15/2028		4,558	4,508,727
4.625%, 12/15/2029		1,484	1,601,529
Cloverie PLC for Zurich Insurance Co., Ltd. 5.625%, 06/24/2046(a)		334	372,726
CNP Assurances 2.50%, 06/30/2051(a)	EUR	2,800	3,371,367
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		8,900	12,186,570
Enstar Group Ltd. 4.95%, 06/01/2029	U.S.$	247	275,984
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	193,448
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	8,415	9,879,929
MetLife Capital Trust IV 7.875%, 12/15/2037(a)	U.S.$	166	226,622
MetLife, Inc. 6.40%, 12/15/2036		565	695,753
9.25%, 04/08/2038(a)		232	346,698
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,415	7,628,419
Principal Life Global Funding II 1.50%, 11/17/2026(a)		140	137,737
Prudential Financial, Inc. 4.50%, 09/15/2047		161	168,282
5.375%, 05/15/2045		425	456,073
5.625%, 06/15/2043		653	679,739

	Principal Amount (000)		U.S. $ Value

5.70%, 09/15/2048	U.S.$	298	$335,279
5.875%, 09/15/2042		3,763	3,848,659
UnitedHealth Group, Inc. 4.625%, 07/15/2035		365	454,011
Voya Financial, Inc. 5.65%, 05/15/2053		12,680	13,184,943

			83,192,982

Other Finance – 0.0%
China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(a)		510	503,721
Intercontinental Exchange, Inc. 3.00%, 09/15/2060		335	331,207
4.00%, 10/15/2023		490	516,651
4.25%, 09/21/2048		390	486,963

			1,838,542

REITs – 1.4%
Aldar Sukuk No 2 Ltd. 3.875%, 10/22/2029(a)		220	234,754
American Campus Communities Operating Partnership LP 2.25%, 01/15/2029		139	137,507
American Tower Corp. 3.80%, 08/15/2029		177	192,714
CBRE Services, Inc. 2.50%, 04/01/2031		647	650,510
Digital Euro Finco LLC 2.50%, 01/16/2026(a)	EUR	21,310	26,207,827
Essential Properties LP 2.95%, 07/15/2031	U.S.$	11,916	11,756,808
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		5,697	5,726,095
Host Hotels & Resorts LP 3.875%, 04/01/2024		218	228,100
Series I 3.50%, 09/15/2030		6,531	6,706,768
Series J 2.90%, 12/15/2031		10,293	9,955,089
Kilroy Realty LP 3.45%, 12/15/2024		50	52,471
MAF Sukuk Ltd. 3.933%, 02/28/2030(a)		340	363,651
Safehold Operating Partnership LP 2.85%, 01/15/2032		140	137,030
SITE Centers Corp. 4.70%, 06/01/2027		280	310,221
Spirit Realty LP 4.00%, 07/15/2029		76	83,485
4.45%, 09/15/2026		2,017	2,221,728
STORE Capital Corp. 2.70%, 12/01/2031		140	137,066
4.625%, 03/15/2029		103	115,480
Trust Fibra Uno 4.869%, 01/15/2030(a)		880	934,615
6.39%, 01/15/2050(a)		430	500,493

	Principal Amount (000)		U.S. $ Value

Vornado Realty LP 3.40%, 06/01/2031	U.S.$	12,962	$13,357,258
3.50%, 01/15/2025		560	587,341
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		335	351,269
Welltower, Inc. 2.05%, 01/15/2029		678	668,738
3.625%, 03/15/2024		309	324,979
Weyerhaeuser Co. 7.375%, 03/15/2032		496	697,676
WP Carey, Inc. 2.45%, 02/01/2032		139	136,737
WPC Eurobond BV 0.95%, 06/01/2030	EUR	582	641,644
1.35%, 04/15/2028		10,275	11,863,405

			95,281,459

			740,992,725

Industrial – 8.9%
Basic – 0.5%
Alpek SAB de CV 3.25%, 02/25/2031(a)	U.S.$	500	500,875
Berry Global, Inc. 4.875%, 07/15/2026(a)		375	388,270
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(a)		470	500,051
5.50%, 04/30/2049(a)		260	301,242
CF Industries, Inc. 5.15%, 03/15/2034		310	375,498
Dow Chemical Co. (The) 9.40%, 05/15/2039		279	501,458
DuPont de Nemours, Inc. 4.493%, 11/15/2025		375	414,361
5.419%, 11/15/2048		216	301,989
Ecolab, Inc. 1.65%, 02/01/2027		140	140,711
Equate Petrochemical BV 2.625%, 04/28/2028(a)		1,000	1,002,500
Fresnillo PLC 4.25%, 10/02/2050(a)		240	251,295
GC Treasury Center Co., Ltd. 2.98%, 03/18/2031(a)		310	313,061
Georgia-Pacific LLC 3.734%, 07/15/2023(a)		388	401,745
Glencore Funding LLC 1.625%, 04/27/2026(a)		634	622,361
4.125%, 03/12/2024(a)		279	293,451
4.625%, 04/29/2024(a)		205	218,859
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		3,401	3,622,703
GTL Trade Finance, Inc. 7.25%, 04/16/2044(a)		200	266,663

	Principal Amount (000)		U.S. $ Value

GUSAP III LP 4.25%, 01/21/2030(a)	U.S.$	990	$1,048,967
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	251,318
Inversiones CMPC SA 3.00%, 04/06/2031(a)		940	921,376
LG Chem Ltd. 2.375%, 07/07/2031(a)		510	501,993
LYB International Finance BV 4.00%, 07/15/2023		95	99,276
Minsur SA 4.50%, 10/28/2031(a)		374	378,862
Newmont Corp. 2.60%, 07/15/2032		140	140,370
Nexa Resources SA 6.50%, 01/18/2028(a)		7,304	8,024,357
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(a)		400	392,200
SABIC Capital I BV 2.15%, 09/14/2030(a)		1,020	978,881
Suzano Austria GmbH 3.75%, 01/15/2031		7,635	7,748,571
Series DM3N 3.125%, 01/15/2032		1,250	1,209,375
Teck Resources Ltd. 6.25%, 07/15/2041		558	743,022
UPL Corp. Ltd. 4.625%, 06/16/2030(a)		380	399,902
Vale Overseas Ltd. 3.75%, 07/08/2030		400	413,325

			33,668,888

Capital Goods – 0.0%
Carlisle Cos., Inc. 0.55%, 09/01/2023		323	320,514
CRH America, Inc. 3.875%, 05/18/2025(a)		452	483,706
Emerson Electric Co. 2.00%, 12/21/2028		140	139,930
2.20%, 12/21/2031		140	139,420
2.80%, 12/21/2051		140	137,257
General Electric Co. 1.875%, 05/28/2027	EUR	371	455,500
IDEX Corp. 2.625%, 06/15/2031	U.S.$	667	673,292
Trane Technologies Luxembourg Finance SA 3.80%, 03/21/2029		643	702,387
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		410	396,111

			3,448,117

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.95%, 06/30/2062	U.S.$	699	$675,380
4.80%, 03/01/2050		1,257	1,409,066
5.125%, 07/01/2049		3,540	4,099,720
5.375%, 05/01/2047		2,760	3,296,375
5.75%, 04/01/2048		245	305,921
Comcast Corp. 4.25%, 01/15/2033		350	410,187
Discovery Communications LLC 4.65%, 05/15/2050		2,606	3,066,527
5.20%, 09/20/2047		9,014	11,146,113
5.30%, 05/15/2049		3,856	4,875,429
Netflix, Inc. 3.625%, 05/15/2027	EUR	6,300	8,236,063
4.625%, 05/15/2029		5,971	8,488,219
Prosus NV 3.68%, 01/21/2030(a)	U.S.$	970	998,069
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		1,020	998,835
Thomson Reuters Corp. 3.35%, 05/15/2026		450	478,701
ViacomCBS, Inc. 4.20%, 05/19/2032		120	135,508
Weibo Corp. 3.375%, 07/08/2030		6,599	6,509,501
3.50%, 07/05/2024		290	297,939

			55,427,553

Communications - Telecommunications – 0.6%
America Movil SAB de CV 2.875%, 05/07/2030		340	351,539
AT&T, Inc. 4.30%, 12/15/2042		3,356	3,784,825
Series B 2.875%, 03/02/2025(c)	EUR	8,200	9,355,456
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	6,691	9,846,956
Deutsche Telekom International Finance BV 8.75%, 06/15/2030		325	472,848
Empresa Nacional de Telecomunicaciones SA 3.05%, 09/14/2032(a)		460	450,742
HKT Capital No. 4 Ltd. 3.00%, 07/14/2026(a)		760	786,505
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)		740	741,619
PLDT, Inc. 2.50%, 01/23/2031(a)		870	858,744
T-Mobile USA, Inc. 2.625%, 04/15/2026		6,523	6,569,794
2.875%, 02/15/2031		1,858	1,834,369
3.375%, 04/15/2029		6,874	7,012,947
Verizon Communications, Inc. 1.75%, 01/20/2031		665	629,409

			42,695,753

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.4%
Daimler Finance North America LLC 3.65%, 02/22/2024(a)	U.S.$	223	$234,569
Daimler Trucks Finance North America LLC 2.50%, 12/14/2031(a)		150	149,960
General Motors Co. 5.00%, 04/01/2035		316	375,294
General Motors Financial Co., Inc. 5.25%, 03/01/2026		290	325,257
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		11,873	12,441,055
Harley-Davidson, Inc. 3.50%, 07/28/2025		4,547	4,794,853
Hyundai Capital America 2.375%, 10/15/2027(a)		590	588,309
Hyundai Motor Manufacturing Indonesia PT 1.75%, 05/06/2026(a)		250	245,984
Kia Motors Corp. 3.50%, 10/25/2027(a)		230	246,359
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	8,200	9,598,360

			29,000,000

Consumer Cyclical - Other – 0.6%
Dr. Horton, Inc. 1.40%, 10/15/2027	U.S.$	669	647,465
James Hardie International Finance DAC 3.625%, 10/01/2026(a)	EUR	4,800	5,555,080
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	726	737,768
3.50%, 08/18/2026		7,305	7,394,513
3.90%, 08/08/2029		10,010	10,067,446
Marriott International, Inc./MD
Series AA 4.65%, 12/01/2028		218	244,610
Series X 4.00%, 04/15/2028		228	247,244
MDC Holdings, Inc. 6.00%, 01/15/2043		11,317	14,278,434
NVR, Inc. 3.00%, 05/15/2030		661	686,710
Owens Corning 7.00%, 12/01/2036		50	70,833
Sands China Ltd. 2.85%, 03/08/2029(a)		780	731,406
3.25%, 08/08/2031(a)		1,060	988,863

			41,650,372

Consumer Cyclical - Retailers – 0.1%
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)		790	798,536
Falabella SA 3.75%, 10/30/2027(a)		520	541,060

	Principal Amount (000)		U.S. $ Value

Home Depot, Inc. (The) 2.75%, 09/15/2051	U.S.$	519	$515,219
3.50%, 09/15/2056		194	218,988
4.20%, 04/01/2043		196	236,142
4.50%, 12/06/2048		370	479,677
5.875%, 12/16/2036		211	298,746
5.95%, 04/01/2041		286	409,930
Lowe’s Cos., Inc. 1.30%, 04/15/2028		603	578,388

			4,076,686

Consumer Non-Cyclical – 1.3%
AbbVie, Inc. 2.125%, 11/17/2028	EUR	11,751	14,716,911
4.45%, 05/14/2046	U.S.$	115	138,956
Altria Group, Inc. 3.125%, 06/15/2031	EUR	14,933	18,886,665
4.00%, 02/04/2061	U.S.$	674	646,421
4.80%, 02/14/2029		281	317,352
AmerisourceBergen Corp. 0.737%, 03/15/2023		665	663,359
4.30%, 12/15/2047		146	171,352
Amgen, Inc. 4.40%, 05/01/2045		225	268,521
4.663%, 06/15/2051		213	271,157
BAT Capital Corp. 3.215%, 09/06/2026		251	261,281
4.54%, 08/15/2047		70	73,183
Biogen, Inc. 3.25%, 02/15/2051(a)		85	84,240
British American Tobacco PLC Series 5.25 3.00%, 09/27/2026(a) (c)	EUR	14,726	16,443,046
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	U.S.$	248	261,896
Cargill, Inc. 1.375%, 07/23/2023(a)		530	534,306
2.125%, 11/10/2031(a)		140	137,836
Cencosud SA 4.375%, 07/17/2027(a)		230	244,346
6.625%, 02/12/2045(a)		200	256,600
Cigna Corp. 4.80%, 07/15/2046		193	243,619
4.90%, 12/15/2048		133	171,736
CommonSpirit Health 2.76%, 10/01/2024		622	642,372
HCA, Inc. 4.75%, 05/01/2023		349	365,703
5.50%, 06/15/2047		366	480,338
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	14,609	16,226,746
Imperial Brands Finance PLC 3.50%, 02/11/2023(a)	U.S.$	200	203,959
Indofood CBP Sukses Makmur Tbk PT 3.398%, 06/09/2031(a)		490	493,675

	Principal Amount (000)		U.S. $ Value

Ingredion, Inc. 2.90%, 06/01/2030	U.S.$	361	$372,196
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		400	396,875
Laboratory Corp. of America Holdings 2.70%, 06/01/2031		673	685,928
3.60%, 02/01/2025		214	226,013
4.70%, 02/01/2045		254	310,165
Leggett & Platt, Inc. 4.40%, 03/15/2029		279	312,177
McKesson Corp. 1.30%, 08/15/2026		685	670,206
Merck & Co., Inc. 1.70%, 06/10/2027		140	140,933
1.90%, 12/10/2028		140	140,610
2.15%, 12/10/2031		140	140,421
4.00%, 03/07/2049		170	206,888
Molson Coors Beverage Co. 5.00%, 05/01/2042		217	261,650
Molson Coors Brewing Co. 4.20%, 07/15/2046		436	484,028
Mondelez International Holdings Netherlands BV 0.25%, 09/09/2029(a)	EUR	10,637	11,829,274
0.75%, 09/24/2024(a)	U.S.$	211	207,577
Nestle Holdings, Inc. 3.35%, 09/24/2023(a)		365	380,100
Philip Morris International, Inc. 4.25%, 11/10/2044		320	365,294
Reynolds American, Inc. 5.70%, 08/15/2035		320	380,089
5.85%, 08/15/2045		352	427,826
Sigma Finance Netherlands BV 4.875%, 03/27/2028(a)		350	388,675
Thermo Fisher Scientific, Inc. 1.215%, 10/18/2024		139	138,894
1.75%, 10/15/2028		685	680,664

			92,352,059

Energy – 2.7%
BP Capital Markets PLC 3.625%, 03/22/2029(a) (c)	EUR	13,310	16,292,175
Canadian Natural Resources Ltd. 6.25%, 03/15/2038	U.S.$	283	372,532
ConocoPhillips 6.50%, 02/01/2039		135	196,509
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		800	803,072
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		9,371	9,170,550
5.75%, 01/15/2031(a)		6,979	8,226,277
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	197,418
Devon Energy Corp. 4.75%, 05/15/2042		381	440,857
5.00%, 06/15/2045		220	267,416
5.60%, 07/15/2041		14,916	18,777,641

	Principal Amount (000)		U.S. $ Value

Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)	U.S.$	2,814	$2,809,416
Enable Midstream Partners LP 4.95%, 05/15/2028		593	659,480
Enbridge Energy Partners LP 7.375%, 10/15/2045		11,526	17,971,578
Energy Transfer LP 5.50%, 06/01/2027		271	309,741
6.00%, 06/15/2048		198	247,624
6.05%, 06/01/2041		85	104,312
6.125%, 12/15/2045		205	255,915
6.25%, 04/15/2049		19,340	25,291,500
6.50%, 02/01/2042		384	493,085
Eni SpA Series NC9 3.375%, 07/13/2029(a) (c)	EUR	13,690	16,345,446
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	U.S.$	718	734,388
Gazprom PJSC Via Gaz Capital SA 4.95%, 02/06/2028(a)		550	595,430
7.288%, 08/16/2037(a)		170	226,047
Halliburton Co. 6.70%, 09/15/2038		303	416,855
Halliburton Co. 7.45%, 09/15/2039		514	757,640
Hess Corp. 4.30%, 04/01/2027		364	397,063
5.60%, 02/15/2041		395	487,787
6.00%, 01/15/2040		369	469,166
HollyFrontier Corp. 5.875%, 04/01/2026		500	560,671
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		392	542,920
Kinder Morgan, Inc. 1.75%, 11/15/2026		138	137,658
Series G
7.75%, 01/15/2032		207	291,217
Marathon Oil Corp. 6.60%, 10/01/2037		585	774,141
6.80%, 03/15/2032		277	357,506
Marathon Petroleum Corp. 6.50%, 03/01/2041		3,097	4,271,524
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024(a)		364	377,675
4.625%, 04/01/2029(a)		195	210,214
MPLX LP 5.50%, 02/15/2049		287	367,029
NOV, Inc. 3.60%, 12/01/2029		375	392,786
Oil India International Pte Ltd. 4.00%, 04/21/2027(a)		470	492,119
ONEOK Partners LP 6.125%, 02/01/2041		536	678,899
ONEOK, Inc. 5.20%, 07/15/2048		693	839,899
6.35%, 01/15/2031		9,379	11,823,242

	Principal Amount (000)		U.S. $ Value

Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	U.S.$	1,286	$1,337,403
3.80%, 09/15/2030		3,503	3,687,517
PTTEP Treasury Center Co., Ltd. 2.993%, 01/15/2030(a)		300	311,681
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		950	1,033,006
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 09/30/2027(a)		440	497,159
SA Global Sukuk Ltd. 1.602%, 06/17/2026(a)		1,000	983,188
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		2,050	1,995,547
Shell International Finance BV 4.375%, 05/11/2045		210	256,292
Suncor Energy, Inc. 6.50%, 06/15/2038		4,030	5,523,953
6.80%, 05/15/2038		204	286,589
6.85%, 06/01/2039		8,386	12,079,137
Tengizchevroil Finance Co., International Ltd. 3.25%, 08/15/2030(a)		750	748,725
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	495,981
TotalEnergies Capital International SA 3.386%, 06/29/2060		76	80,965
TotalEnergies SE Series NC7 1.625%, 10/25/2027(a) (c)	EUR	8,785	9,924,328
TransCanada PipeLines Ltd. 4.10%, 04/15/2030	U.S.$	245	273,465
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		700	739,506
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		850	937,816
Valero Energy Corp. 6.625%, 06/15/2037		3,108	4,203,711
7.50%, 04/15/2032		555	764,314
Woodside Finance Ltd. 3.65%, 03/05/2025(a)		86	90,412
3.70%, 09/15/2026(a)		628	669,535
4.50%, 03/04/2029(a)		422	472,319

			192,826,969

Other Industrial – 0.0%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		510	500,852
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	254,344

	Principal Amount (000)		U.S. $ Value

Massachusetts Institute of Technology 5.60%, 07/01/2111	U.S.$	245	$433,771
Swire Pacific Mtn Financing HK Ltd. 2.875%, 01/30/2030(a)		340	351,857
WW Grainger, Inc. 4.60%, 06/15/2045		91	116,496

			1,657,320

Services – 0.1%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		830	801,904
Amazon.com, Inc. 2.70%, 06/03/2060		200	192,514
3.25%, 05/12/2061		677	730,058
4.25%, 08/22/2057		360	461,751
Global Payments, Inc. 2.15%, 01/15/2027		138	138,653
JD.com, Inc. 3.875%, 04/29/2026		320	341,760
Mastercard, Inc. 3.65%, 06/01/2049		269	311,573
3.85%, 03/26/2050		315	378,690
Moody’s Corp. 5.25%, 07/15/2044		101	136,570
S&P Global, Inc. 2.30%, 08/15/2060		515	447,011
Visa, Inc. 4.15%, 12/14/2035		360	431,020

			4,371,504

Technology – 1.3%
Activision Blizzard, Inc. 2.50%, 09/15/2050		862	756,649
Adobe, Inc. 3.25%, 02/01/2025		377	398,972
Agilent Technologies, Inc. 2.30%, 03/12/2031		673	666,254
Alphabet, Inc. 1.10%, 08/15/2030		501	472,006
2.25%, 08/15/2060		377	336,954
Apple, Inc. 2.40%, 08/20/2050		585	549,276
2.80%, 02/08/2061		418	413,166
2.85%, 08/05/2061		257	258,431
3.20%, 05/13/2025		415	441,663
3.45%, 02/09/2045		245	273,602
3.75%, 09/12/2047		220	257,258
4.375%, 05/13/2045		145	183,427
4.65%, 02/23/2046		125	164,211
Axiata SPV2 Bhd 2.163%, 08/19/2030(a)		610	601,155
Baidu, Inc. 1.625%, 02/23/2027		2,296	2,230,702
2.375%, 08/23/2031		830	801,465
3.075%, 04/07/2025		12,680	13,123,420

	Principal Amount (000)		U.S. $ Value

Broadcom, Inc. 3.137%, 11/15/2035(a)	U.S.$	2,983	$2,998,534
3.187%, 11/15/2036(a)		2,977	2,986,637
4.11%, 09/15/2028		9,627	10,563,434
Cisco Systems, Inc./Delaware 5.50%, 01/15/2040		90	125,817
5.90%, 02/15/2039		75	107,922
Citrix Systems, Inc. 4.50%, 12/01/2027		209	226,803
Dell International LLC/EMC Corp. 8.10%, 07/15/2036		109	166,370
8.35%, 07/15/2046		2,213	3,706,211
Electronic Arts, Inc. 1.85%, 02/15/2031		668	639,258
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	1,040,589
1.00%, 12/03/2028		791	916,125
Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	U.S.$	565	573,844
6.35%, 10/15/2045		624	835,619
HP, Inc. 2.20%, 06/17/2025		363	371,064
6.00%, 09/15/2041		615	819,235
Intel Corp. 4.60%, 03/25/2040		240	298,707
4.80%, 10/01/2041		400	519,306
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)		10,101	9,850,132
Lam Research Corp. 4.875%, 03/15/2049		277	376,589
Microsoft Corp. 2.525%, 06/01/2050		471	462,229
2.675%, 06/01/2060		150	149,359
2.921%, 03/17/2052		783	829,130
3.041%, 03/17/2062		200	215,332
3.45%, 08/08/2036		246	282,151
3.50%, 02/12/2035		266	304,627
Oracle Corp. 3.85%, 07/15/2036		181	190,552
3.90%, 05/15/2035		190	203,252
3.95%, 03/25/2051		13,188	13,722,958
4.00%, 07/15/2046		189	196,520
4.10%, 03/25/2061		650	678,624
5.375%, 07/15/2040		150	182,392
6.50%, 04/15/2038		211	284,245
SK Hynix, Inc. 2.375%, 01/19/2031(a)		460	442,980
Texas Instruments, Inc. 1.75%, 05/04/2030		620	608,393
VeriSign, Inc. 2.70%, 06/15/2031		2,995	3,015,268
Western Digital Corp. 2.85%, 02/01/2029		2,133	2,153,181
3.10%, 02/01/2032		5,152	5,189,103
Wipro IT Services LLC 1.50%, 06/23/2026(a)		250	244,531
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		790	774,842

	Principal Amount (000)		U.S. $ Value

Xilinx, Inc. 2.375%, 06/01/2030	U.S.$	678	$686,866

			89,867,342

Transportation - Airlines – 0.2%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		8,631	9,876,787
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		356	389,051
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		459	490,622
Southwest Airlines Co. Pass-Through Trust Series 44743 6.15%, 08/01/2022		1,212	1,231,343
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027		797	870,857

			12,858,660

Transportation - Railroads – 0.0%
Burlington Northern Santa Fe L 2.875%, 06/15/2052		139	139,950
Canadian Pacific Railway Co. 6.125%, 09/15/2115		235	349,103
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		469	497,938
5.875%, 07/05/2034(a)		796	907,304
MTR Corp. Ltd. 1.625%, 08/19/2030(a)		260	251,193
Union Pacific Corp. 3.55%, 05/20/2061		463	512,390

			2,657,878

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		790	753,364
Element Fleet Management Corp. 1.60%, 04/06/2024(a)		656	657,526
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,723,830
FedEx Corp. 0.45%, 05/04/2029	EUR	14,366	16,093,683
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	249,350
Ryder System, Inc. 1.75%, 09/01/2026		139	138,449
Shanghai Port Group BVI Development 2 Co., Ltd. 1.50%, 07/13/2025(a)		500	493,275

	Principal Amount (000)		U.S. $ Value

Sydney Airport Finance Co. Pty Ltd. 3.625%, 04/28/2026(a)	U.S.$	445	$471,604
3.90%, 03/22/2023(a)		201	207,619

			20,788,700

			627,347,801

Utility – 1.3%
Electric – 1.3%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)		420	497,516
Adani Electricity Mumbai Ltd. 3.867%, 07/22/2031(a)		710	690,780
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		7,886	8,276,850
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,885	3,000,941
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		206	167,027
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		683	772,061
Duke Energy Florida LLC 2.40%, 12/15/2031		67	67,839
EDP Finance BV 0.375%, 09/16/2026(a)	EUR	14,510	16,558,919
Electricite de France SA 2.875%, 12/15/2026(a) (c)		8,400	9,804,370
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	252,106
Enel Chile SA 4.875%, 06/12/2028		270	296,882
Enel Finance International NV 0.50%, 06/17/2030(a)	EUR	17,505	19,535,686
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	670	673,894
Entergy Louisiana LLC 0.95%, 10/01/2024		140	138,866
Entergy Mississippi LLC 2.55%, 12/01/2033		141	140,871
Exelon Generation Co. LLC 5.60%, 06/15/2042		344	408,309
6.25%, 10/01/2039		717	901,653
Iberdrola International BV Series NC6 1.45%, 11/09/2026(a) (c)	EUR	11,700	13,335,407
Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028(a)	U.S.$	230	239,387
4.75%, 01/15/2051(a)		480	479,940
Interchile SA 4.50%, 06/30/2056(a)		380	404,178
Interconexion Electrica SA ESP 3.825%, 11/26/2033(a)		403	412,269
Israel Electric Corp. Ltd. Series G 4.25%, 08/14/2028(a)		450	493,959

	Principal Amount (000)		U.S. $ Value

LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)	U.S.$	430	$490,486
Massachusetts Electric Co. 5.90%, 11/15/2039(a)		146	194,237
Minejesa Capital BV 4.625%, 08/10/2030(a)		730	750,075
National Central Cooling Co. PJSC 2.50%, 10/21/2027(a)		730	716,997
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028		3,879	3,849,809
NTPC Ltd. 4.25%, 02/26/2026(a)		370	395,507
Pacific Gas and Electric Co. 3.15%, 01/01/2026		205	209,937
4.95%, 07/01/2050		317	347,236
RH International Singapore Corp. Pte Ltd. 4.50%, 03/27/2028(a)		470	522,522
Southern Power Co. Series F 4.95%, 12/15/2046		345	422,555
SSE PLC 1.375%, 09/04/2027(a)	EUR	2,745	3,290,475
TNB Global Ventures Capital Bhd 4.851%, 11/01/2028(a)	U.S.$	430	494,984

			89,234,530

Natural Gas – 0.0%
ENN Energy Holdings Ltd. 2.625%, 09/17/2030(a)		290	288,423
Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(a)		540	581,614
National Fuel Gas Co. 5.50%, 01/15/2026		620	695,070

			1,565,107

			90,799,637

Total Corporates - Investment Grade (cost $1,460,208,786)			1,459,140,163

CORPORATES - NON-INVESTMENT GRADE – 6.9%
Industrial – 5.4%
Basic – 0.7%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		2,986	2,893,031
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,781	6,542,575
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		5,940	6,582,651
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	4,343	4,234,965
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	2,060	2,351,502

	Principal Amount (000)		U.S. $ Value

Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(e)	EUR	9,215	$10,303,225
SPCM SA 2.00%, 02/01/2026		6,377	7,292,745
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a) (d)		9,526	10,283,783

			50,484,477

Capital Goods – 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00%, 09/01/2028(a)		11,480	12,922,943
Colfax Corp. 3.25%, 05/15/2025(a)		9,188	10,528,538
Silgan Holdings, Inc. 2.25%, 06/01/2028		3,680	4,157,854
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		11,795	13,875,485
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,743,271

			50,228,091

Communications - Media – 0.4%
Cable One, Inc. 4.00%, 11/15/2030(a)		2,965	2,923,488
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 06/01/2033(a)		6,943	7,086,556
DISH DBS Corp. 5.25%, 12/01/2026(a)		9,670	9,822,502
5.75%, 12/01/2028(a)		6,707	6,781,468

			26,614,014

Communications - Telecommunications – 0.4%
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	8,585	9,940,332
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)	U.S.$	7,617	7,386,469
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)	EUR	12,035	12,568,893

			29,895,694

Consumer Cyclical - Automotive – 0.2%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)		1,819	2,121,426
ZF Finance GmbH 2.00%, 05/06/2027(a)		11,700	13,315,622

			15,437,048

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	13,435	$13,334,238
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	7,720,560

			21,054,798

Consumer Cyclical - Other – 0.0%
NH Hotel Group SA 4.00%, 07/02/2026(a)		1,294	1,465,130

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)	U.S.$	7,914	7,834,544
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	2,322	3,191,480

			11,026,024

Consumer Cyclical - Retailers – 0.1%
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,190	1,331,678
Levi Strauss & Co. 3.50%, 03/01/2031(a)	U.S.$	3,013	3,072,391

			4,404,069

Consumer Non-Cyclical – 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		3,143	3,202,669
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	12,097	14,100,118
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		970	1,122,855
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)		5,780	6,608,256
Grifols SA 1.625%, 02/15/2025(a)		6,165	6,975,775
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)	U.S.$	10,402	10,365,811
Newell Brands, Inc. 4.70%, 04/01/2026		4,923	5,369,457
4.875%, 06/01/2025		1,620	1,762,811
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		22,168	22,729,559
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029	EUR	11,490	12,312,835
Tenet Healthcare Corp. 4.625%, 07/15/2024	U.S.$	1,799	1,826,077

			86,376,223

	Principal Amount (000)		U.S. $ Value

Energy – 0.1%
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)	U.S.$	7,612	$7,923,405

Other Industrial – 0.2%
Belden, Inc. 3.375%, 07/15/2027(a)	EUR	8,510	9,812,135
ProGroup AG 3.00%, 03/31/2026(a)		649	746,708

			10,558,843

Services – 0.6%
Block, Inc. 2.75%, 06/01/2026(a)	U.S.$	11,791	11,839,700
Elior Group SA 3.75%, 07/15/2026(a)	EUR	8,360	9,751,080
Intertrust Group BV 3.375%, 11/15/2025(a)		11,420	13,219,168
Verisure Holding AB 3.25%, 02/15/2027(a)		8,715	9,896,365

			44,706,313

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 2.875%, 02/11/2025(a)		3,000	3,425,918

Transportation - Services – 0.3%
Chicago Parking Meters LLC 4.93%, 12/30/2025(f)	U.S.$	16,500	17,747,413

			381,347,460

Financial Institutions – 1.5%
Banking – 1.0%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(c)		12,400	13,169,529
Banco Santander SA 6.75%, 04/25/2022(a) (c)	EUR	14,100	16,398,676
Credit Suisse Group AG 6.25%, 12/18/2024(a) (c)	U.S.$	11,289	12,040,679
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		6,713	7,163,079
5.71%, 01/15/2026(a)		5,580	6,177,154
Societe Generale SA 7.875%, 12/18/2023(a) (c)		15,565	16,972,699

			71,921,816

Finance – 0.2%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	3,009	3,451,469
SLM Corp. 4.20%, 10/29/2025	U.S.$	6,873	7,198,811

			10,650,280

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.1%
Nordic Aviation Capital 5.04%, 02/27/2024(f) (g)	U.S.$	10,632	$7,787,701

REITs – 0.2%
ADLER Group SA 3.25%, 08/05/2025(a)	EUR	11,000	10,858,343
Service Properties Trust 4.75%, 10/01/2026	U.S.$	185	179,888
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	200	222,661

			11,260,892

			101,620,689

Total Corporates - Non-Investment Grade (cost $492,918,052)			482,968,149

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.3%
Risk Share Floating Rate – 4.2%
Bellemeade Re Ltd.
Series 2018-1A, Class M2 3.002% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (e)	U.S.$	1,100	1,104,450
Series 2019-1A, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (e)		10,213	10,213,431
Series 2019-2A, Class M1C 2.102% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (e)		8,716	8,715,768
Series 2019-2A, Class M2 3.202% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (e)		5,800	5,858,043
Series 2019-3A, Class M1B 1.702% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (e)		7,611	7,610,607
Series 2019-3A, Class M1C 2.052% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (e)		10,500	10,499,998
Series 2019-4A, Class M1C 2.602% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (e)		5,676	5,662,986
Series 2020-3A, Class M1C 3.802% (LIBOR 1 Month + 3.70%), 10/25/2030(a) (e)		4,776	4,964,914
Series 2020-4A, Class M2A 2.702% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (e)		173	173,010
Series 2021-3A, Class A2 1.05% (SOFR + 1.00%), 09/25/2031(a) (e)		7,225	7,176,443

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2 2.403% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (e)	U.S.$	1,053	$1,057,559
Series 2019-R03, Class 1M2 2.253% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (e)		721	723,838
Series 2019-R05, Class 1M2 2.103% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (e)		381	381,743
Series 2019-R06, Class 2M2 2.202% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (e)		1,304	1,306,408
Series 2019-R07, Class 1M2 2.203% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (e)		1,987	1,991,240
Series 2020-R01, Class 1M2 2.153% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (e)		3,819	3,833,486
Series 2021-R01, Class 1M1 0.80% (SOFR + 0.75%), 10/25/2041(a) (e)		848	848,402
Series 2021-R01, Class 1M2 1.60% (SOFR + 1.55%), 10/25/2041(a) (e)		878	879,795
Eagle RE Ltd.
Series 2018-1, Class M1 1.802% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (e)		4,843	4,842,814
Series 2021-2, Class M1B 2.10% (SOFR + 2.05%), 04/25/2034(a) (e)		3,700	3,706,571
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2023(e)		4,705	4,848,213
Series 2014-DN3, Class M3 4.103% (LIBOR 1 Month + 4.00%), 08/25/2024(e)		3,990	4,062,907
Series 2014-HQ2, Class M3 3.853% (LIBOR 1 Month + 3.75%), 09/25/2024(e)		836	861,758
Series 2014-HQ3, Class M3 4.853% (LIBOR 1 Month + 4.75%), 10/25/2024(e)		167	167,422
Series 2015-DNA1, Class M3 3.403% (LIBOR 1 Month + 3.30%), 10/25/2027(e)		5,926	6,017,940
Series 2015-DNA3, Class M3 4.803% (LIBOR 1 Month + 4.70%), 04/25/2028(e)		1,293	1,332,769
Series 2015-HQA1, Class M3 4.803% (LIBOR 1 Month + 4.70%), 03/25/2028(e)		1,105	1,130,111

	Principal Amount (000)		U.S. $ Value

Series 2015-HQA2, Class M3 4.903% (LIBOR 1 Month + 4.80%), 05/25/2028(e)	U.S.$	5,097	$5,234,663
Series 2016-HQA1, Class M3 6.453% (LIBOR 1 Month + 6.35%), 09/25/2028(e)		271	283,627
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(e)		7,204	7,412,947
Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		7,331	7,471,840
Series 2017-HQA2, Class M2B 2.753% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		6,516	6,658,094
Series 2019-DNA3, Class M2 2.153% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (e)		1,195	1,203,244
Series 2019-DNA4, Class M2 2.053% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (e)		1,695	1,700,138
Series 2019-HQA1, Class M2 2.453% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (e)		3,856	3,887,917
Series 2020-DNA1, Class M2 1.803% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (e)		788	789,830
Series 2020-HQA2, Class M2 3.203% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (e)		2,784	2,816,950
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(a) (e)		4,052	4,068,104
Series 2021-DNA6, Class M1 0.85% (SOFR + 0.80%), 10/25/2041(a) (e)		730	729,212
Series 2021-DNA6, Class M2 1.55% (SOFR + 1.50%), 10/25/2041(a) (e)		11,395	11,383,222
Series 2021-DNA7, Class M2 1.85% (SOFR + 1.80%), 11/25/2041(a) (e)		13,277	13,306,083
Series 2021-HQA4, Class M1 1.00% (SOFR + 0.95%), 12/25/2041(a) (e)		7,113	7,099,400
Series 2021-HQA4, Class M2 2.40% (SOFR + 2.35%), 12/25/2041(a) (e)		13,864	13,876,828
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2 5.353% (LIBOR 1 Month + 5.25%), 10/25/2023(e)		133	138,804

	Principal Amount (000)		U.S. $ Value

Series 2014-C01, Class M2 4.503% (LIBOR 1 Month + 4.40%), 01/25/2024(e)	U.S.$	523	$541,511
Series 2014-C04, Class 1M2 5.003% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		1,837	1,912,342
Series 2014-C04, Class 2M2 5.103% (LIBOR 1 Month + 5.00%), 11/25/2024(e)		1,771	1,795,267
Series 2015-C01, Class 1M2 4.403% (LIBOR 1 Month + 4.30%), 02/25/2025(e)		2,780	2,834,747
Series 2015-C02, Class 1M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		2,243	2,282,433
Series 2015-C02, Class 2M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		396	397,546
Series 2015-C03, Class 1M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		514	527,999
Series 2015-C03, Class 2M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		572	573,811
Series 2015-C04, Class 1M2 5.803% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		1,438	1,514,383
Series 2015-C04, Class 2M2 5.653% (LIBOR 1 Month + 5.55%), 04/25/2028(e)		7,228	7,529,378
Series 2016-C01, Class 2M2 7.053% (LIBOR 1 Month + 6.95%), 08/25/2028(e)		1,255	1,322,518
Series 2016-C02, Class 1M2 6.103% (LIBOR 1 Month + 6.00%), 09/25/2028(e)		4,009	4,142,702
Series 2016-C05, Class 2M2 4.553% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		9,447	9,785,197
Series 2017-C03, Class 1M2 3.103% (LIBOR 1 Month + 3.00%), 10/25/2029(e)		3,392	3,470,624
Series 2017-C06, Class 2M2 2.903% (LIBOR 1 Month + 2.80%), 02/25/2030(e)		1,306	1,333,949
Series 2018-C01, Class 1B1 3.653% (LIBOR 1 Month + 3.55%), 07/25/2030(e)		1,487	1,534,887
Series 2021-R02, Class 2M2 2.05% (SOFR + 2.00%), 11/25/2041(a) (e)		7,361	7,379,500
Home Re Ltd. Series 2020-1, Class M1B 3.352% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (e)		4,137	4,149,565

	Principal Amount (000)		U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.603% (LIBOR 1 Month + 5.50%), 10/25/2025(e) (h)	U.S.$	2,014	$2,030,277
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.102% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (e)		3,278	3,277,853
Series 2019-2R, Class A 2.852% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (e)		6,519	6,459,534
Series 2019-3R, Class A 2.802% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (e)		536	536,546
Radnor Re Ltd.
Series 2019-1, Class M1B 2.053% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (e)		4,623	4,623,257
Series 2019-2, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (e)		12,995	12,994,767
Series 2020-2, Class M1C 4.702% (LIBOR 1 Month + 4.60%), 10/25/2030(a) (e)		770	770,979
STACR Trust Series 2018-DNA3, Class M2 2.203% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (e)		12,075	12,208,333
Traingle Re Ltd.
Series 2021-1, Class M1B 3.102% (LIBOR 1 Month + 3.00%), 08/25/2033(a) (e)		4,279	4,286,639
Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(a) (e)		10,230	10,223,998

			298,474,071

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,454	1,094,180
Series 2006-26CB, Class A6 6.25%, 09/25/2036		116	79,694
Series 2006-26CB, Class A8 6.25%, 09/25/2036		432	297,707
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		755	674,744
Series 2007-15CB, Class A19 5.75%, 07/25/2037		297	237,324
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30 5.75%, 04/25/2037		863	575,060
Series 2007-HY4, Class 1A1 2.911%, 09/25/2047		273	261,576

	Principal Amount (000)		U.S. $ Value

Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.173%, 03/25/2037	U.S.$	159	$159,847
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		515	298,837
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		637	635,937
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.741%, 12/28/2037		1,050	1,047,354

			5,362,260

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.352% (LIBOR 1 Month + 0.25%), 04/25/2037(e)		587	150,845

Total Collateralized Mortgage Obligations (cost $298,923,198)			303,987,176

Agency Fixed Rate 30-Year – 4.0%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 09/01/2049		16,268	17,399,318
Series 2020 2.50%, 07/01/2050		15,881	16,391,828
3.50%, 01/01/2050		12,199	13,127,362
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		8,059	8,773,934
Federal National Mortgage Association
Series 2005 5.50%, 02/01/2035		8	9,578
Series 2007 5.50%, 09/01/2036-08/01/2037		12	13,489
Series 2008 5.50%, 03/01/2037-05/01/2038		1,125	1,287,031
Series 2012 3.50%, 02/01/2042-01/01/2043		26,356	28,428,271
Series 2013 3.50%, 04/01/2043		12,360	13,333,256
Series 2017 3.50%, 06/01/2047-01/01/2048		232	246,417
Series 2018 3.50%, 01/01/2048-05/01/2048		14,304	15,281,778
4.50%, 09/01/2048-12/01/2048		21,452	23,313,534
Series 2020 2.50%, 07/01/2050		34,317	35,679,985
3.50%, 01/01/2050		19,848	21,240,503
Uniform Mortgage-Backed Security Series 2022 2.50%, 01/01/2052, TBA		84,005	85,803,622

Total Mortgage Pass-Throughs (cost $276,846,887)			280,329,906

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 4.0%
Quasi-Sovereign Bonds – 4.0%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	750	$796,875
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	391,691

			1,188,566

China – 3.5%
China Development Bank
Series 1805 4.88%, 02/09/2028	CNY	542,790	93,992,047
Series 1904 3.68%, 02/26/2026		598,250	96,860,771
Series 2004 3.43%, 01/14/2027		196,740	31,639,305
Series 2009 3.39%, 07/10/2027		131,150	21,050,220
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)	U.S.$	800	809,680
4.875%, 03/14/2025(a)		230	249,274

			244,601,297

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	248,750

India – 0.0%
Indian Railway Finance Corp. Ltd. 3.249%, 02/13/2030(a)		250	253,485

Indonesia – 0.0%
Pertamina Persero PT 1.40%, 02/09/2026(a)		770	746,900
4.15%, 02/25/2060(a)		410	411,486
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	490,705

			1,649,091

Kazakhstan – 0.0%
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		240	249,120
Sovereign Wealth Fund Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	465,716

			714,836

	Principal Amount (000)		U.S. $ Value

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)	U.S.$	500	$501,130

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		18,740	18,374,570
5.00%, 09/29/2036(a)		3,634	3,788,445

			22,163,015

Panama – 0.1%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		490	500,198
5.125%, 08/11/2061(a)		240	251,370
Banco Nacional de Panama 2.50%, 08/11/2030(a)		1,040	973,570

			1,725,138

Qatar – 0.0%
Qatar Energy 2.25%, 07/12/2031(a)		540	533,756
3.30%, 07/12/2051(a)		500	513,750

			1,047,506

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	297,051
4.60%, 11/02/2047(a)		250	294,922
Abu Dhabi Ports Co. PJSC 2.50%, 05/06/2031(a)		500	497,500
DP World Crescent Ltd. 3.75%, 01/30/2030(a)		1,170	1,233,984
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(a)		230	250,959
MDGH GMTN RSC Ltd. Series G 2.50%, 06/03/2031(a)		690	695,865

			3,270,281

Total Quasi-Sovereigns (cost $248,905,856)			277,363,095

INFLATION-LINKED SECURITIES – 2.0%
Australia – 1.0%
Australia Government Bond Series 30CI 2.50%, 09/20/2030(a)	AUD	58,227	68,122,456

United States – 1.0%
U.S. Treasury Inflation Index 0.125%, 10/15/2026 (TIPS)	U.S.$	63,930	69,580,212

Total Inflation-Linked Securities (cost $137,680,539)			137,702,668

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.9%
CLO - Floating Rate – 1.9%
AGL CLO 12 Ltd. Series 2021-12A, Class B 1.73% (LIBOR 3 Month + 1.60%), 07/20/2034(a) (e)	U.S.$	3,892	$3,862,045
AGL CLO 16 Ltd. Series 2021-16A, Class A 1.378% (LIBOR 3 Month + 1.13%), 01/20/2035(a) (e)		700	699,577
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class B Zero Coupon (LIBOR 3 Month + 1.65%), 07/20/2034(a) (e)		1,600	1,589,866
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A2 1.785% (LIBOR 3 Month + 1.65%), 07/20/2034(a) (e)		3,892	3,867,385
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.875% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (e)		4,580	4,549,584
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 3.846% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (e)		500	499,350
Elmwood CLO IX Ltd. Series 2021-2A, Class B 1.689% (LIBOR 3 Month + 1.55%), 07/20/2034(a) (e)		4,052	4,007,557
Flatiron CLO 21 Ltd. Series 2021-1A, Class B 1.751% (LIBOR 3 Month + 1.60%), 07/19/2034(a) (e)		4,424	4,379,048
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.755% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (e)		4,035	4,024,214
Kings Park CLO Ltd. Series 2021-1A, Class A 1.478% (LIBOR 3 Month + 1.13%), 01/21/2035(a) (e)		700	699,574
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.302% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (e)		17,519	17,486,130
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class B 1.712% (LIBOR 3 Month + 1.60%), 07/17/2035(a) (e)		7,829	7,785,371

	Principal Amount (000)		U.S. $ Value

New Mountain CLO 3 Ltd. Series CLO-3A, Class B1 1.831% (LIBOR 3 Month + 1.70%), 10/20/2034(a) (e)	U.S.$	5,734	$5,693,318
OCP CLO Ltd. Series 2020-18A, Class AR 1.222% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (e)		3,453	3,455,064
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.34% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (e)		8,984	8,984,755
OZLM XVIII Ltd. Series 2018-18A, Class A 1.144% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (e)		17,040	17,040,477
Palmer Square CLO Ltd. Series 2021-3A, Class D 3.183% (LIBOR 3 Month + 2.95%), 01/15/2035(a) (e)		650	647,346
Peace Park CLO Ltd. Series 2021-1A, Class A 1.268% (LIBOR 3 Month + 1.13%), 10/20/2034(a) (e)		4,620	4,619,986
Pikes Peak CLO 8
Series 2021-8A, Class A 1.322% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (e)		14,279	14,278,837
Series 2021-8A, Class B 1.902% (LIBOR 3 Month + 1.75%), 07/20/2034(a) (e)		7,590	7,590,227
Regatta XXIV Funding Ltd.
Series 2021-5A, Class A1 1.239% (LIBOR 3 Month + 1.15%), 01/20/2035(a) (e)		450	449,622
Series 2021-5A, Class D 3.189% (LIBOR 3 Month + 3.10%), 01/20/2035(a) (e)		500	498,005
Rockford Tower CLO Ltd. Series 2018-2A, Class A 1.292% (LIBOR 3 Month + 1.16%), 10/20/2031(a) (e)		8,500	8,500,646
THL Credit Wind River CLO Ltd. Series 2017-4A, Class B 1.61% (LIBOR 3 Month + 1.45%), 11/20/2030(a) (e)		6,000	5,982,198
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.362% (LIBOR 3 Month + 1.23%), 01/20/2032(a) (e)		4,510	4,510,162

Total Collateralized Loan Obligations (cost $135,963,756)			135,700,344

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
Non-Agency Floating Rate CMBS – 1.2%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.11% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (e)	U.S.$	14,000	$14,007,182
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.11% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (e)		6,275	6,255,666
BHMS Series 2018-ATLS, Class A 1.36% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (e)		13,884	13,874,975
BHP Trust Series 2019-BXHP, Class C 1.632% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (e)		5,180	5,147,777
BX Trust Series 2018-EXCL, Class A 1.198% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (e)		9,747	9,699,532
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.134% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (e)		18,535	18,490,076
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 2.06% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (e)		5,035	4,959,097
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.844% (LIBOR 1 Month + 1.73%), 11/15/2026(e) (h)		5,700	74,812
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.61% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (e)		12,593	12,593,415

			85,102,532

Non-Agency Fixed Rate CMBS – 0.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)		9,098	9,246,738
Commercial Mortgage Trust
Series 2012-CR3, Class D 4.749%, 10/15/2045(a)		2,322	1,758,729
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		708	709,433
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.158%, 08/10/2044(a)		205	98,729

	Principal Amount (000)		U.S. $ Value

Series 2013-G1, Class A2 3.557%, 04/10/2031(a)	U.S.$	4,825	$4,786,045
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	6,584,305

			23,183,979

Total Commercial Mortgage-Backed Securities (cost $113,171,942)			108,286,511

GOVERNMENTS - SOVEREIGN BONDS – 1.3%
Chile – 0.0%
Chile Government International Bond 2.55%, 01/27/2032		250	248,719
3.10%, 01/22/2061		280	259,402

			508,121

Colombia – 0.1%
Colombia Government International Bond 3.875%, 04/25/2027		9,430	9,499,546

Germany – 0.2%
Kreditanstalt fuer Wiederaufbau Zero Coupon, 06/15/2029(a)	EUR	8,963	10,232,894

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	510	499,972

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	5,962,011
2.15%, 07/28/2031	U.S.$	1,030	1,022,275
3.20%, 09/23/2061		270	258,863
3.375%, 07/30/2025(a)	EUR	10,564	13,213,288
4.125%, 01/15/2025(a)	U.S.$	590	633,439

			21,089,876

Mexico – 0.4%
Mexico Government International Bond 4.75%, 04/27/2032		21,350	24,129,503

Panama – 0.3%
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		500	501,188
Panama Government International Bond 3.875%, 03/17/2028		920	994,922
6.70%, 01/26/2036		12,960	17,360,730

			18,856,840

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,630,950

	Principal Amount (000)		U.S. $ Value

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)	U.S.$	1,110	$1,245,420
4.40%, 04/16/2050(a)		820	1,014,750

			2,260,170

Romania – 0.0%
Romanian Government International Bond 3.00%, 02/14/2031(a)		250	253,325

Russia – 0.0%
Russian Foreign Bond - Eurobond 4.75%, 05/27/2026(a)		600	655,500
5.25%, 06/23/2047(a)		600	756,000

			1,411,500

Saudi Arabia – 0.0%
Saudi Government International Bond 3.625%, 03/04/2028(a)		370	402,722
3.75%, 01/21/2055(a)		970	1,037,597

			1,440,319

United Arab Emirates – 0.0%
Abu Dhabi Government International Bond 1.875%, 09/15/2031(a)		1,180	1,163,775

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		430	494,984

Total Governments - Sovereign Bonds (cost $95,890,862)			93,471,775

GOVERNMENTS - SOVEREIGN AGENCIES – 0.7%
Canada – 0.5%
Canada Housing Trust No. 1 2.10%, 09/15/2029(a)	CAD	30,025	24,367,919
2.35%, 06/15/2027(a)		14,610	11,996,092

			36,364,011

Japan – 0.2%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(a)	EUR	7,071	8,077,177
0.875%, 10/10/2025(a)		5,600	6,573,257

			14,650,434

Total Governments - Sovereign Agencies (cost $51,942,962)			51,014,445

EMERGING MARKETS - SOVEREIGNS – 0.7%
Bahrain – 0.2%
Bahrain Government International Bond 5.625%, 09/30/2031(a)	U.S.$	10,517	10,325,065
7.375%, 05/14/2030(a)		1,132	1,256,025

			11,581,090

	Principal Amount (000)		U.S. $ Value

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(a) (d)	U.S.$	2,862	$2,533,442
7.30%, 09/30/2033(a)		6,177	5,675,428

			8,208,870

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	3,350	3,670,474
5.875%, 10/17/2031(a)		4,855	5,671,821

			9,342,295

Nigeria – 0.1%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	6,578	6,332,558

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(a)		13,215	13,545,375

Total Emerging Markets - Sovereigns (cost $50,185,846)			49,010,188

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Basic – 0.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		4,279	4,299,058
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		4,883	4,757,263
CSN Resources SA 4.625%, 06/10/2031(a)		6,776	6,449,058
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,952	1,883,436

			17,388,815

Capital Goods – 0.3%
Cemex SAB de CV 5.45%, 11/19/2029(a)		9,430	10,115,443
Embraer Netherlands Finance BV 5.40%, 02/01/2027		5,972	6,222,078
6.95%, 01/17/2028(a)		3,805	4,217,129
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	52,008

			20,606,658

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	853,619

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (h) (i) (j)	U.S.$	4,300	$0

Energy – 0.1%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	4,048,575

Services – 0.0%
MercadoLibre, Inc. 3.125%, 01/14/2031		367	347,343

Transportation - Services – 0.0%
InPost SA 2.25%, 07/15/2027(a)	EUR	1,586	1,765,172

			45,010,182

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(h)	U.S.$	1,155	1,180,033

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (k)		4,827	205,896
5.25%, 12/27/2033(a) (k)		1,562	69,369
7.125%, 12/26/2046(a) (k)		2,185	98,001

			373,266

Total Emerging Markets - Corporate Bonds (cost $64,075,014)			46,563,481

	Shares

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt. Logan Re Ltd. (Preference Shares)(f) (g) (j) (l)		17,097	18,059,621

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(j)		3,089,816	263,141
SandRidge Energy, Inc.(j)		4,459	46,641

			309,782

Total Common Stocks (cost $22,782,272)			18,369,403

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a) (cost $17,493,588)	EUR	14,522	$16,481,536

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 3.75% (LIBOR 3 Month + 2.75%), 02/05/2025(m)	U.S.$	1,211	1,207,887

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.852% (LIBOR 1 Month + 3.75%), 11/16/2025(m)		5,087	5,077,325

Technology – 0.1%
athenahealth, Inc. 4.40% (LIBOR 3 Month + 4.25%), 02/11/2026(m)		9,364	9,354,556

Total Bank Loans (cost $15,469,117)			15,639,768

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	8,027,323
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		3,008	3,114,441
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)		1,353	1,361,147

Total Asset-Backed Securities (cost $12,550,104)			12,502,911

COVERED BONDS – 0.1%
DNB Boligkreditt AS 0.625%, 06/19/2025(a) (cost $5,408,922)	EUR	4,436	5,181,342

	Shares

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(f) (g) (j)		27	0
Flexpath Capital, Inc., expiring 04/15/2031(f) (g) (j)		42,267	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(j)		3,861	77

Company	Shares		U.S. $ Value

SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(j)		1,625	$38

Total Warrants (cost $27,079)			115

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 4.5%
Governments - Treasuries – 3.3%
Japan – 3.3%
Japan Treasury Discount Bill Series 1035 Zero Coupon, 02/14/2022 (cost $233,783,185)	JPY	26,629,450	231,530,951

	Shares

Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $79,100,536)		79,100,536	79,100,536

	Principal Amount (000)

Time Deposits – 0.1%
Bank of Montreal, London 0.01%, 01/03/2022	U.S.$	6,658	6,658,466
Citibank, London (0.97)%, 01/03/2022	EUR	1,802	2,051,056

Total Time Deposits (cost $8,709,522)			8,709,522

Total Short-Term Investments (cost $321,593,243)			319,341,009

Total Investments – 100.6% (cost $7,148,555,490)(q)			7,065,350,626
Other assets less liabilities – (0.6)%			(40,975,159)

Net Assets – 100.0%			$7,024,375,467

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	593	March 2022	$115,697,113	$(2,126,661)
U.S. 10 Yr Ultra Futures	209	March 2022	30,605,438	436,164
U.S. Long Bond (CBT) Futures	52	March 2022	8,342,750	136,906
U.S. T-Note 2 Yr (CBT) Futures	735	March 2022	160,356,329	(125,663)
U.S. T-Note 10 Yr (CBT) Futures	14	March 2022	1,826,563	21,031
U.S. Ultra Bond (CBT) Futures	197	March 2022	38,833,625	972,688
Sold Contracts
Canadian 10 Yr Bond Futures	694	March 2022	78,246,792	(1,502,621)
Euro-BOBL Futures	2,180	March 2022	330,692,351	2,867,289
Long Gilt Futures	128	March 2022	21,639,474	93,233
U.S. T-Note 5 Yr (CBT) Futures	41	March 2022	4,960,039	8

				$772,374

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	2,981	USD	3,462	02/10/2022	$66,041
Australia and New Zealand Banking Group Ltd.	USD	3,686	EUR	3,269	02/10/2022	38,545
Bank of America, NA	USD	19,794	MXN	406,122	01/13/2022	11,120
Bank of America, NA	GBP	1,973	USD	2,607	01/14/2022	(63,704)
Bank of America, NA	CAD	4,409	USD	3,488	02/10/2022	2,133
Bank of America, NA	USD	12,072	EUR	10,654	02/10/2022	65,975
Barclays Bank PLC	INR	5,218,492	USD	68,853	01/07/2022	(1,259,478)
Barclays Bank PLC	USD	2,852	EUR	2,525	02/10/2022	24,973
BNP Paribas SA	USD	65,832	GBP	49,048	01/14/2022	555,400
BNP Paribas SA	USD	68,460	NZD	98,750	01/20/2022	(840,209)
BNP Paribas SA	USD	5,840	COP	22,892,846	01/21/2022	(221,699)
BNP Paribas SA	ZAR	1,596,158	USD	97,730	01/25/2022	(2,130,631)
Brown Brothers Harriman & Co.	GBP	476	USD	631	01/14/2022	(13,475)
Brown Brothers Harriman & Co.	EUR	8,687	USD	10,076	02/10/2022	178,469
Brown Brothers Harriman & Co.	THB	675,325	USD	20,043	03/10/2022	(167,379)
Citibank, NA	USD	8,442	COP	32,922,373	01/21/2022	(361,360)
Citibank, NA	USD	69,705	IDR	1,004,002,206	01/27/2022	841,480
Citibank, NA	USD	68,686	EUR	59,864	02/10/2022	(479,316)
Deutsche Bank AG	USD	4,360	EUR	3,844	02/10/2022	19,245
Goldman Sachs Bank USA	CHF	65,734	USD	71,645	01/13/2022	(510,883)
Goldman Sachs Bank USA	MXN	1,443,894	USD	65,938	01/13/2022	(4,475,453)
Goldman Sachs Bank USA	NOK	613,534	USD	73,592	01/20/2022	3,944,655
Goldman Sachs Bank USA	NZD	98,191	USD	69,937	01/20/2022	2,699,601
Goldman Sachs Bank USA	USD	101,126	ZAR	1,610,502	01/25/2022	(368,210)
Goldman Sachs Bank USA	USD	13,799	EUR	12,214	02/10/2022	117,743
Goldman Sachs Bank USA	MYR	120,125	USD	28,298	06/16/2022	(359,674)
HSBC Bank USA	USD	69,754	INR	5,230,664	01/07/2022	522,191
HSBC Bank USA	USD	10,541	MXN	217,083	01/13/2022	45,654
HSBC Bank USA	TWD	1,956,160	USD	69,995	01/20/2022	(650,901)
HSBC Bank USA	USD	71,071	TWD	1,965,345	01/20/2022	(93,848)
HSBC Bank USA	IDR	1,014,271,398	USD	70,338	01/27/2022	(930,664)
HSBC Bank USA	AUD	46,510	USD	34,188	02/08/2022	345,167
HSBC Bank USA	JPY	105,403,485	USD	925,591	02/09/2022	9,017,170
HSBC Bank USA	EUR	630,363	USD	729,217	02/10/2022	11,009,449
JPMorgan Chase Bank, NA	USD	71,445	NOK	611,538	01/20/2022	(2,024,539)
JPMorgan Chase Bank, NA	USD	9,604	COP	37,522,400	01/21/2022	(395,031)
JPMorgan Chase Bank, NA	EUR	90,130	USD	102,840	02/10/2022	149,719
Morgan Stanley Capital Services LLC	USD	42,210	MXN	867,479	01/13/2022	94,268
Morgan Stanley Capital Services LLC	USD	70,430	TWD	1,971,335	01/20/2022	763,559
Morgan Stanley Capital Services LLC	AUD	364,286	USD	269,158	02/08/2022	4,093,920
Morgan Stanley Capital Services LLC	AUD	38,188	USD	27,679	02/08/2022	(107,788)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	JPY	4,778,891	USD	41,708	02/09/2022	$151,032
Morgan Stanley Capital Services LLC	CAD	169,265	USD	134,477	02/10/2022	671,489
Morgan Stanley Capital Services LLC	EUR	734,768	USD	828,417	02/10/2022	(8,745,212)
Morgan Stanley Capital Services LLC	USD	5,455	EUR	4,825	02/10/2022	43,092
Royal Bank of Scotland PLC	MXN	1,502,997	USD	73,607	01/13/2022	310,511
Royal Bank of Scotland PLC	EUR	16,449	USD	18,532	02/10/2022	(208,777)
Standard Chartered Bank	EUR	19,670	USD	22,850	02/10/2022	439,375
Standard Chartered Bank	EUR	28,872	USD	32,756	02/10/2022	(139,308)
Standard Chartered Bank	USD	6,550	EUR	5,746	02/10/2022	(3,230)
UBS AG	USD	71,261	CHF	65,850	01/13/2022	1,023,829
UBS AG	USD	69,564	MXN	1,469,472	01/13/2022	2,097,527
UBS AG	GBP	129,146	USD	175,216	01/14/2022	413,680
UBS AG	TWD	1,972,202	USD	70,712	01/20/2022	(512,524)
UBS AG	COP	95,960,972	USD	24,867	01/21/2022	1,314,700
UBS AG	USD	9,629	CAD	12,226	02/10/2022	35,274
UBS AG	USD	16,334	EUR	14,466	02/10/2022	148,506
UBS AG	USD	48,858	EUR	42,047	02/10/2022	(951,364)
UBS AG	CNH	3,439,231	USD	536,332	02/17/2022	(3,057,594)

						$12,183,241

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Xover Series 36, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	2.42%	EUR	83,780	$(11,417,757)	$(9,948,635)	$(1,469,122)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NZD	43,642	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	$246,389	$—	$246,389
NZD	116,738	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	472,834	—	472,834
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(38,522)	—	(38,522)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	24,568	1	24,567

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	$26,511	$9,466	$17,045
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	5,139,111	—	5,139,111
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(7,116,853)	—	(7,116,853)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	6,676,892	357,072	6,319,820
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(7,614,636)	—	(7,614,636)

						$(2,183,706)	$366,539	$(2,550,245)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	1,087	$(303,604)	$(116,435)	$(187,169)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,922	(816,459)	(159,547)	(656,912)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4,995	(1,395,657)	(683,455)	(712,202)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,494	(1,814,354)	(887,451)	(926,903)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(14,790)	(3,513)	(11,277)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	617	(172,452)	(65,342)	(107,110)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	244	$(68,088)	$(25,089)	$(42,999)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	279	(77,878)	(23,815)	(54,063)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	563	(157,430)	(62,972)	(94,458)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	557	(155,755)	(52,495)	(103,260)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	556	(155,476)	(48,425)	(107,051)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	574	(160,500)	(46,242)	(114,258)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	978	(273,188)	(99,941)	(173,247)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,259	(351,705)	(70,975)	(280,730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,610	(449,546)	(165,559)	(283,987)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,519	(424,280)	(109,887)	(314,393)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,707	(756,167)	(152,598)	(603,569)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,343	(933,973)	(275,394)	(658,579)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4,995	(1,395,657)	(377,551)	(1,018,106)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,991	(2,791,313)	(731,048)	(2,060,265)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9,991	(2,791,313)	(722,936)	(2,068,377)

						$(15,459,585)	$(4,880,670)	$(10,578,915)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at December 31, 2021
Credit Suisse Securities (USA)†	EUR	9,038	(1.25	)%*	-	$10,288,871
Credit Suisse Securities (USA)†	USD	2,585	(0.15	)%*	-	2,585,226
Credit Suisse Securities (USA)†	USD	2,376	(0.50	)%*	-	2,375,682

						$15,249,779

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2021.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$10,288,871	$0	$0	$0	$10,288,871
Corporates - Investment Grade	2,375,682	0	0	0	2,375,682
Emerging Markets - Sovereigns	2,585,226	0	0	0	2,585,226

Total	$15,249,779	$0	$0	$0	$15,249,779

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $2,962,321,481 or 42.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.603%, 10/25/2025	09/18/2015	$2,012,337	$2,030,277	0.03%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.844%, 11/15/2026	11/13/2015	5,554,227	74,812	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	1,155,000	1,180,033	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/18/2013 - 09/23/2014	3,886,876	0	0.00%

(i)	Defaulted matured security.
(j)	Non-income producing security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.

(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/2014	$17,097,070	$18,059,621	0.26%

(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2021.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.
(q)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $175,653,582 and gross unrealized depreciation of investments was $(260,501,113), resulting in net unrealized depreciation of $(84,847,531).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

December 31, 2021 (unaudited)

43.1%	United States
10.9%	Japan
8.0%	China
6.0%	Italy
4.7%	Australia
4.4%	Germany
4.0%	United Kingdom
2.8%	Spain
1.9%	Canada
1.4%	France
1.0%	Mexico
0.7%	Netherlands
0.5%	Switzerland
6.1%	Other
4.5%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Argentina, Austria, Bahrain, Brazil, Chile, Colombia, Denmark, Egypt, Finland, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Luxembourg, Malaysia, New Zealand, Nigeria, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Russia, Saudi Arabia, Senegal, Singapore, South Africa, South Korea, Sweden, Thailand, United Arab Emirates and Uruguay.

AB Global Bond Fund

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$-0-	$3,252,296,641	$-0-		$3,252,296,641
Corporates - Investment Grade	-0-	1,459,140,163	-0-		1,459,140,163
Corporates - Non-Investment Grade	-0-	475,180,448	7,787,701		482,968,149
Collateralized Mortgage Obligations	-0-	303,987,176	-0-		303,987,176
Mortgage Pass-Throughs	-0-	280,329,906	-0-		280,329,906
Quasi-Sovereigns	-0-	277,363,095	-0-		277,363,095
Inflation-Linked Securities	-0-	137,702,668	-0-		137,702,668
Collateralized Loan Obligations	-0-	135,700,344	-0-		135,700,344
Commercial Mortgage-Backed Securities	-0-	108,286,511	-0-		108,286,511
Governments - Sovereign Bonds	-0-	93,471,775	-0-		93,471,775
Governments - Sovereign Agencies	-0-	51,014,445	-0-		51,014,445
Emerging Markets - Sovereigns	-0-	49,010,188	-0-		49,010,188
Emerging Markets - Corporate Bonds	-0-	46,563,481	0	#	46,563,481
Common Stocks	309,782	-0-	18,059,621		18,369,403
Local Governments - Regional Bonds	-0-	16,481,536	-0-		16,481,536
Bank Loans	-0-	15,639,768	-0-		15,639,768
Asset-Backed Securities	-0-	12,502,911	-0-		12,502,911
Covered Bonds	-0-	5,181,342	-0-		5,181,342
Warrants	115	-0-	0	#	115
Short-Term Investments:
Governments - Treasuries	-0-	231,530,951	-0-		231,530,951
Investment Companies	79,100,536	-0-	-0-		79,100,536
Time Deposits	-0-	8,709,522	-0-		8,709,522

Total Investments in Securities	79,410,433	6,960,092,871	25,847,322		7,065,350,626
Other Financial Instruments*:
Assets
Futures	4,527,319	-0-	-0-		4,527,319
Forward Currency Exchange Contracts	-0-	41,255,492	-0-		41,255,492
Centrally Cleared Interest Rate Swaps	-0-	12,586,305	-0-		12,586,305
Liabilities
Futures	(3,754,945)	-0-	-0-		(3,754,945)
Forward Currency Exchange Contracts	-0-	(29,072,251)	-0-		(29,072,251)
Centrally Cleared Credit Default Swaps	-0-	(11,417,757)	-0-		(11,417,757)
Centrally Cleared Interest Rate Swaps	-0-	(14,770,011)	-0-		(14,770,011)
Credit Default Swaps	-0-	(15,459,585)	-0-		(15,459,585)
Reverse Repurchase Agreements	(15,249,779)	-0-	-0-		(15,249,779)

Total	$64,933,028	$6,943,215,064	$25,847,322		$7,033,995,414

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

Fund	Market Value 9/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$66,333	$744,288	$731,520	$79,101	$3